CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Income Statement [Abstract]
NET LOSS	$ 3,644	$ 7,215
Other comprehensive loss, net of tax:
Currency translation adjustments	(26)	(46)
TOTAL COMPREHENSIVE LOSS	$ 3,618	$ 7,169